Quarterly Holdings Report
for
Fidelity® Blue Chip Value Fund
April 30, 2024
BCV-NPRT3-0624
1.800334.120
Common Stocks - 95.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Entertainment - 3.6%
The Walt Disney Co.	237,800	26,419,580
Media - 4.6%
Comcast Corp. Class A	877,200	33,430,092
TOTAL COMMUNICATION SERVICES		59,849,672
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 4.1%
H&R Block, Inc.	625,020	29,519,695
CONSUMER STAPLES - 9.0%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	363,200	12,239,840
Food Products - 4.5%
Lamb Weston Holdings, Inc.	105,100	8,759,034
Mondelez International, Inc.	172,200	12,388,068
Tyson Foods, Inc. Class A	193,300	11,723,645
		32,870,747
Personal Care Products - 2.8%
Kenvue, Inc.	1,084,500	20,410,290
TOTAL CONSUMER STAPLES		65,520,877
ENERGY - 12.3%
Oil, Gas & Consumable Fuels - 12.3%
Exxon Mobil Corp.	268,300	31,731,841
Ovintiv, Inc.	166,600	8,549,912
Parex Resources, Inc.	1,066,700	18,596,448
Shell PLC ADR	429,200	30,756,472
		89,634,673
FINANCIALS - 22.4%
Banks - 16.5%
Bank of America Corp.	840,600	31,110,606
JPMorgan Chase & Co.	216,300	41,473,362
PNC Financial Services Group, Inc.	94,500	14,483,070
U.S. Bancorp	396,000	16,089,480
Wells Fargo & Co.	284,800	16,894,336
		120,050,854
Insurance - 5.9%
Chubb Ltd.	87,200	21,681,408
The Travelers Companies, Inc.	101,300	21,491,808
		43,173,216
TOTAL FINANCIALS		163,224,070
HEALTH CARE - 18.2%
Health Care Providers & Services - 16.3%
Centene Corp. (a)	429,300	31,364,658
Cigna Group	122,900	43,880,215
Elevance Health, Inc.	19,500	10,307,310
UnitedHealth Group, Inc.	68,200	32,988,340
		118,540,523
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	185,067	14,042,884
TOTAL HEALTH CARE		132,583,407
INDUSTRIALS - 6.5%
Air Freight & Logistics - 1.0%
FedEx Corp.	27,000	7,068,060
Electrical Equipment - 0.9%
Regal Rexnord Corp.	43,000	6,938,910
Industrial Conglomerates - 2.1%
Siemens AG	80,200	15,024,152
Machinery - 2.5%
Deere & Co.	46,500	18,200,565
TOTAL INDUSTRIALS		47,231,687
INFORMATION TECHNOLOGY - 5.9%
IT Services - 3.1%
Amdocs Ltd.	266,700	22,400,133
Software - 2.8%
Gen Digital, Inc.	1,021,800	20,579,052
TOTAL INFORMATION TECHNOLOGY		42,979,185
MATERIALS - 1.9%
Chemicals - 1.9%
CF Industries Holdings, Inc.	90,400	7,138,888
Nutrien Ltd.	133,600	7,050,072
		14,188,960
UTILITIES - 7.0%
Electric Utilities - 5.4%
Edison International	215,800	15,334,748
PG&E Corp.	1,390,100	23,784,611
		39,119,359
Independent Power and Renewable Electricity Producers - 1.6%
The AES Corp.	643,800	11,524,020
TOTAL UTILITIES		50,643,379
TOTAL COMMON STOCKS (Cost $571,552,483)		695,375,605

Nonconvertible Preferred Stocks - 3.5%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.5%
Technology Hardware, Storage & Peripherals - 3.5%
Samsung Electronics Co. Ltd. (Cost $23,911,258)	552,910	25,743,717

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $7,326,853)	7,325,388	7,326,853

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $602,790,594)	728,446,175
NET OTHER ASSETS (LIABILITIES) - 0.0%	38,586
NET ASSETS - 100.0%	728,484,761

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	14,455,664	332,395,616	339,525,453	752,699	1,026	-	7,326,853	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	11,310,750	38,821,317	50,132,067	32,439	-	-	-	0.0%
Total	25,766,414	371,216,933	389,657,520	785,138	1,026	-	7,326,853

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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